Shareholder Report, Holdings (Details)	May 31, 2025
C000202617 | 36988798Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000202617 | 36988800Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000202617 | 36988876Xiaomi Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000202617 | 36988845Qifu Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202617 | 36988843PICC Property & Casualty Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000202617 | 36988802BYD Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202617 | 36988796NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202617 | 36988874Victory Giant Technology Huizhou Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202617 | 36988829China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202617 | 36988868Zhejiang Huayou Cobalt Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202617 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000202617 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000202617 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000202617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000202617 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000202617 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000202617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000202617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000202617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202617 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202617 | China
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000202616 | 36988798Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000202616 | 36988800Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000202616 | 36988876Xiaomi Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000202616 | 36988845Qifu Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202616 | 36988843PICC Property & Casualty Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000202616 | 36988802BYD Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000202616 | 36988796NetEase, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202616 | 36988874Victory Giant Technology Huizhou Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000202616 | 36988829China Merchants Bank Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202616 | 36988868Zhejiang Huayou Cobalt Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202616 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000202616 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000202616 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202616 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000202616 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000202616 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000202616 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000202616 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000202616 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000202616 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000202616 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202616 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202616 | China
Holdings [Line Items]
Percent of Net Asset Value	98.40%